Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statements of Operations
REVENUE	$ 0	$ 0
OPERATING EXPENSES
Professional fees	28,174	35,185
Exploration expenses	21,684	15,899
Consulting fees - related party	76,500	107,500
Insurance expense	0	6,935
Investor relations and shareholder communications	320	67,161
Transfer agent and filing fees	19,908	12,920
Travel	3,731	7,228
General and administrative expenses	9,003	9,398
Writedown of mineral property	0	390,200
TOTAL OPERATING EXPENSES	159,320	652,426
LOSS FROM OPERATIONS	(159,320)	(652,426)
OTHER INCOME (EXPENSES)
Gain (Loss) on sale of marketable securities	0	(919)
Gain on sales of mineral property	0	443,308
Loss on investment	0	(10,000)
Interest income	0	140
TOTAL OTHER INCOME (EXPENSE)	0	432,529
LOSS BEFORE INCOME TAXES	(159,320)	(219,897)
PROVISION FOR INCOME TAXES	0	0
NET LOSS	$ (159,320)	$ (219,897)
NET LOSS PER SHARE: BASIC AND DILUTED	$ (0.00)	$ (0.00)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED	95,651,644	95,651,644